iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Beverages  —  25 .9%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 4,962 $ 1,243,824
Brown-Forman Corp. , Class A ................ 27,876 928,828
Brown-Forman Corp. , Class B , NVS ............ 98,975 3,267,165
Celsius Holdings, Inc.
(a)
..................... 101,229 2,528,700
Coca-Cola Co. (The) ...................... 2,073,689 131,637,778
Coca-Cola Consolidated, Inc. ................. 3,469 4,744,274
Constellation Brands, Inc. , Class A ............. 91,507 16,544,466
Keurig Dr Pepper, Inc. ..................... 643,368 20,652,113
Molson Coors Beverage Co. , Class B ........... 98,112 5,371,632
Monster Beverage Corp.
(a)
................... 411,053 20,022,392
PepsiCo, Inc. ........................... 737,464 111,128,450
318,069,622
a
Chemicals  —  2 .1%
Corteva, Inc. ............................ 401,687 26,218,111
a
Consumer Staples Distribution & Retail  —  6 .5%
Albertsons Companies, Inc. , Class A ............ 239,922 4,810,436
Casey's General Stores, Inc. ................. 21,254 8,964,300
Grocery Outlet Holding Corp.
(a)
................ 54,306 879,214
Kroger Co. (The) ......................... 380,986 23,483,977
Performance Food Group Co.
(a)
............... 87,735 7,923,348
Sysco Corp. ............................ 282,238 20,580,795
U.S. Foods Holding Corp.
(a)
.................. 131,517 9,328,501
Walgreens Boots Alliance, Inc. ................ 411,202 4,227,156
80,197,727
a
Food Products  —  15 .7%
Archer-Daniels-Midland Co. .................. 273,817 14,027,645
Bunge Global SA ......................... 79,736 6,070,302
Conagra Brands, Inc. ...................... 273,610 7,083,763
Darling Ingredients, Inc.
(a)
................... 91,121 3,413,393
Flowers Foods, Inc. ....................... 107,282 2,097,363
Freshpet, Inc.
(a)
.......................... 26,731 4,275,623
General Mills, Inc. ........................ 320,644 19,283,530
Hershey Co. (The) ........................ 83,631 12,481,927
Hormel Foods Corp. ....................... 166,469 4,990,741
Ingredion, Inc. ........................... 37,615 5,132,191
J M Smucker Co. (The) ..................... 59,251 6,333,339
Kellanova .............................. 150,533 12,303,062
Kraft Heinz Co. (The) ...................... 510,397 15,230,246
Lamb Weston Holdings, Inc. ................. 81,585 4,890,205
McCormick & Co., Inc. , NVS ................. 144,638 11,170,393
Mondelez International, Inc. , Class A ............ 806,231 46,753,336
Pilgrim's Pride Corp.
(a)
..................... 23,609 1,098,763
Post Holdings, Inc.
(a)
....................... 27,331 2,901,459
Seaboard Corp. .......................... 152 370,628
Security Shares Value
a
Food Products (continued)
The Campbell's Company ................... 110,233 $ 4,273,733
Tyson Foods, Inc. , Class A .................. 161,505 9,123,417
193,305,059
a
Health Care Providers & Services  —  9 .1%
Cencora, Inc. ........................... 95,372 24,244,516
CVS Health Corp. ........................ 734,490 41,483,995
McKesson Corp. ......................... 76,960 45,771,960
111,500,471
a
Household Products  —  24 .6%
Church & Dwight Co., Inc. ................... 140,088 14,782,086
Clorox Co. (The) ......................... 71,277 11,310,234
Colgate-Palmolive Co. ..................... 482,624 41,843,501
Kimberly-Clark Corp. ...................... 193,138 25,102,146
Procter & Gamble Co. (The) ................. 1,244,156 206,517,454
Reynolds Consumer Products, Inc. ............. 31,123 859,306
Spectrum Brands Holdings, Inc. ............... 15,534 1,313,555
301,728,282
a
Personal Care Products  —  2 .4%
BellRing Brands, Inc.
(a)
..................... 73,817 5,709,745
Kenvue, Inc. ............................ 1,099,683 23,412,251
29,121,996
a
Tobacco  —  13 .3%
Altria Group, Inc. ......................... 1,031,103 53,854,510
Philip Morris International, Inc. ................ 836,718 108,940,683
162,795,193
a
Total Long-Term Investments — 99.6%
(Cost: $ 1,278,870,945 ) ............................... 1,222,936,461
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(b) (c)
............................ 2,052,496 2,052,496
a
Total Short-Term Securities — 0.2%
(Cost: $ 2,052,496 ) .................................. 2,052,496
Total Investments — 99.8%
(Cost: $ 1,280,923,441 ) ............................... 1,224,988,957
Other Assets Less Liabilities — 0 .2% ..................... 2,304,224
Net Assets — 100.0% ................................. $ 1,227,293,181
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Consumer Staples ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 2,040,156 $ — $ (2,039,109)
(b)
$ (1,047) $ — $ — — $ 21,257
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,692,734 359,762
(b)
— — — 2,052,496 2,052,496 78,590 —
$ (1,047) $ —
$ 2,052,496
$ 99,847 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index .................................................. 51 03/21/25 $ 4,087 $ 6,435

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,222,936,461  $ —  $ —  $ 1,222,936,461
Short-Term Securities
Money Market Funds ...................................... 2,052,496  —  —  2,052,496
$ 1,224,988,957  $ —  $ —  $ 1,224,988,957
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 6,435  $ —  $ —  $ 6,435
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)